Mischler Financial Group [Member] Average Annual Total Returns - Mischler Financial Group - Mischler Financial Group Shares	12 Months Ended	38 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	5.14%	3.63%
Performance Inception Date		Nov. 01, 2021